Provision for expected credit losses - Loans and Credit Commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Loans and credit commitments
Gross loans	$ 777,687	$ 743,853
Credit commitments	206,151	200,099
Gross loans and credit commitments	$ 983,838	$ 943,952
Coverage ratio on loans (%)	0.57%	0.57%
Coverage ratio on loans and credit commitments (%)	0.50%	0.49%
Performing - Stage 1
Loans and credit commitments
Gross loans	$ 605,761	$ 614,762
Credit commitments	177,971	184,535
Gross loans and credit commitments	$ 783,732	$ 799,297
Coverage ratio on loans (%)	0.09%	0.12%
Coverage ratio on loans and credit commitments (%)	0.09%	0.11%
Performing - Stage 2
Loans and credit commitments
Gross loans	$ 163,583	$ 121,845
Credit commitments	27,814	15,217
Gross loans and credit commitments	$ 191,397	$ 137,062
Coverage ratio on loans (%)	1.51%	1.73%
Coverage ratio on loans and credit commitments (%)	1.47%	1.71%
Non-performing - Stage 3
Loans and credit commitments
Gross loans	$ 8,343	$ 7,246
Credit commitments	366	347
Gross loans and credit commitments	$ 8,709	$ 7,593
Coverage ratio on loans (%)	16.74%	18.99%
Coverage ratio on loans and credit commitments (%)	16.26%	18.42%
Loans and credit commitments | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,930	$ 4,625	$ 4,999
Loans and credit commitments | Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	351	452
Loans and credit commitments | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	4,579	4,173
Loans and credit commitments | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,723	1,653	1,508
Loans and credit commitments | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	405	472	682
Loans and credit commitments | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,802	2,500	2,809
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	706	885	936
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	706	885
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	158	143	160
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	82	99	153
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	466	643	623
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,808	2,341	2,091
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,808	2,341
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,052	1,095	741
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	225	250	355
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,531	996	995
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,416	1,399	1,972
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	351	452
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	1,065	947
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	513	415	607
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	98	123	174
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	805	861	1,191
Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	4,433	4,206
Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,701	1,634
Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	360	421
Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,372	2,151
Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	571	717
Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	152	137
Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	64	78
Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	355	502
Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	2,465	2,113
Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,036	1,082
Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	198	220
Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,231	811
Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,397	1,376
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	513	415
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	98	123
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	786	838
Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	497	419
Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	22	19
Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	45	51
Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	430	349
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	135	168
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	6	6
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	18	21
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	111	141
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	343	228
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	16	13
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	27	30
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	300	185
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	19	23
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	19	23
Parent Entity
Loans and credit commitments
Gross loans	681,834	655,413
Credit commitments	180,813	176,632
Gross loans and credit commitments	$ 862,647	$ 832,045
Coverage ratio on loans (%)	0.56%	0.56%
Coverage ratio on loans and credit commitments (%)	0.49%	0.49%
Parent Entity | Performing - Stage 1
Loans and credit commitments
Gross loans	$ 533,446	$ 537,339
Credit commitments	156,080	162,950
Gross loans and credit commitments	$ 689,526	$ 700,289
Coverage ratio on loans (%)	0.09%	0.12%
Coverage ratio on loans and credit commitments (%)	0.09%	0.11%
Parent Entity | Performing - Stage 2
Loans and credit commitments
Gross loans	$ 140,873	$ 111,450
Credit commitments	24,390	13,353
Gross loans and credit commitments	$ 165,263	$ 124,803
Coverage ratio on loans (%)	1.49%	1.66%
Coverage ratio on loans and credit commitments (%)	1.46%	1.65%
Parent Entity | Non-performing - Stage 3
Loans and credit commitments
Gross loans	$ 7,515	$ 6,624
Credit commitments	343	329
Gross loans and credit commitments	$ 7,858	$ 6,953
Coverage ratio on loans (%)	16.37%	18.37%
Coverage ratio on loans and credit commitments (%)	15.88%	17.83%
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,267	$ 4,080	4,263
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	301	388
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	3,966	3,692
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,487	1,491	1,344
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	349	415	589
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,431	2,174	2,330
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	600	777	780
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	600	777
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	121	106	118
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	68	85	134
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	411	586	528
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,419	2,063	1,735
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	2,419	2,063
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	920	1,016	674
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	191	218	304
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,308	829	757
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,248	1,240	1,748
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Individually assessed
Loans and credit commitments
Provisions for expected credit losses	301	388
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Collectively assessed
Loans and credit commitments
Provisions for expected credit losses	947	852
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	446	369	552
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	90	112	151
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	712	759	$ 1,045
Parent Entity | Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	3,813	3,696
Parent Entity | Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,470	1,476
Parent Entity | Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	317	375
Parent Entity | Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,026	1,845
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	478	624
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	117	102
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	55	69
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	306	453
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	2,105	1,855
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	907	1,005
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	172	194
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,026	656
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,230	1,217
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	446	369
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	90	112
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	694	736
Parent Entity | Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	454	384
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	17	15
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	32	40
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	405	329
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	122	153
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	4	4
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	13	16
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	105	133
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	314	208
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	13	11
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	19	24
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	282	173
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	18	23
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	$ 18	$ 23